SCHEDULE OF MINERAL RIGHTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payments received under earn-in agreement	$ (100)	$ (75)
Mineral Rights Platosa Mexico [Member]
IfrsStatementLineItems [Line Items]
Cost	3,665	3,721	$ 3,721
Accumulated amortization	(3,472)	(2,917)	(2,917)
Opening net book value	193	804	804
Additions
Payments received under earn-in agreement
Depletion and amortization	(65)		(219)
Impairment			(385)
Exchange differences	(1)		(7)
Closing net book value	127		193
Cost	3,764		3,665
Accumulated amortization	(3,637)		(3,472)
Mineral Rights Silver City Germany [Member]
IfrsStatementLineItems [Line Items]
Cost	1,035	587	587
Accumulated amortization
Opening net book value	1,035	587	587
Additions			459
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences	31		(11)
Closing net book value	1,066		1,035
Cost	1,066		1,035
Accumulated amortization
Mineral Rights Kilgore Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost	13,756	13,756	13,756
Accumulated amortization
Opening net book value	13,756	13,756	13,756
Additions
Payments received under earn-in agreement
Depletion and amortization
Impairment
Exchange differences
Closing net book value	13,756		13,756
Cost	13,756		13,756
Accumulated amortization
Mineral Rights Oakley Idaho [Member]
IfrsStatementLineItems [Line Items]
Cost	5,289	5,364	5,364
Accumulated amortization
Opening net book value	5,289	5,364	5,364
Additions
Payments received under earn-in agreement	(100)		(75)
Depletion and amortization
Impairment
Exchange differences
Closing net book value	5,189		5,289
Cost	5,189		5,289
Accumulated amortization
Total [Member]
IfrsStatementLineItems [Line Items]
Cost	23,745	23,428	23,428
Accumulated amortization	(3,472)	(2,917)	(2,917)
Opening net book value	20,273	$ 20,511	20,511
Additions			459
Payments received under earn-in agreement	(100)		(75)
Depletion and amortization	(65)		(219)
Impairment			(385)
Exchange differences	30		(18)
Closing net book value	20,138		20,273
Cost	23,775		23,745
Accumulated amortization	$ (3,637)		$ (3,472)